PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	2016	2017
	RMB	RMB
Land and building	575,443	575,443
Leasehold improvements	30,841	35,709
Electronic equipment	137,236	141,787
Furniture and fixtures	11,837	7,194
Motor vehicles	6,910	7,210
Other assets	48,583	49,095
Less: Accumulated depreciation	(284,309)	(318,593)

Net book value	526,541	497,845